U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

February 3, 2006

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 1, 2006, and filed electronically as Post-Effective Amendment No. 252 to the Fund’s Registration Statement on Form N-1A on February 1, 2006.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel Lohrey

Rachel Lohrey
For U.S. Bancorp Fund Services, LLC